Reorganization Expense, Net (Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member])	5 Months Ended
Jun. 09, 2009
Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Reorganization Expense, Net

Note 22. Reorganization Expense, Net

In accordance with accounting guidance related to financial reporting when an entity is in bankruptcy, reorganization items such as realized gains and losses from the settlement of pre-petition liabilities, provisions for losses resulting from the reorganization and restructuring of the business, as well as professional fees directly related to the process of reorganizing the Debtors under Chapter 11 are required to be separately disclosed. These items are presented as Reorganization Expense, Net in the Consolidated Statements of Operations.

Reorganization expenses for the period from January 1, 2009 to June 9, 2009 consisted of the following (in millions of dollars):

Loss on extinguishment of Chrysler CA Lease Depositor LLC Note Receivable and accrued interest (See Note 19)	$1,025
Gain on extinguishment of certain financial liabilities and accrued interest related to the Second Lien Credit Agreement (See Note 19)	(519)
Professional fees	35
Other	302

Total	$843

Professional fees directly related to the Chapter 11 Proceedings include fees and reimbursable expenses associated with advisors to the Debtors, the Official Unsecured Creditors Committee and secured creditors.